Other Expenses	12 Months Ended
Dec. 31, 2025
Other Expenses [Abstract]
OTHER EXPENSES

17 – OTHER EXPENSES

For the years ended December 31, 2025, 2024 and 2023, other expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Fines	8,567,388	2,228,702	1,315,829
Penalty payments	495,379	350,888	349,412
Lawsuit provision expense (*)	179,319	183,997	846,218
Donations and grant	-	26,785	121,496
Custom tax provision expense	-	-	32,304
Other	157,083	265,283	108,384
Total	9,399,169	3,055,655	2,773,643

(*) Lawsuit provision expenses consist of the civil law cases and labor law cases. The Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2025.